Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,909,826	$ 1,916,179
Other comprehensive income	1,621	2,606
Ending balance	1,784,429	1,723,971
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,956)	(12,400)
Other comprehensive income	0	0
Ending balance	(12,956)	(12,400)
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	3,414	(192)
Other comprehensive income	1,621	2,606
Ending balance	5,035	2,414
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(9,542)	(12,592)
Other comprehensive income	1,621	2,606
Ending balance	$ (7,921)	$ (9,986)